Supplement dated December 28, 2022 to

STATEMENT OF ADDITIONAL INFORMATION

July 31, 2022

As Supplemented and Restated October 24, 2022

Balanced Fund

Institutional Class (WBAIX)

Investor Class (WBALX)

Core Plus Income Fund

Institutional Class (WCPBX)

Investor Class (WCPNX)

Hickory Fund (WEHIX)

Nebraska Tax-Free Income Fund (WNTFX)

Partners III Opportunity Fund

Institutional Class (WPOPX)

Investor Class (WPOIX)

Partners Value Fund

Institutional Class (WPVIX)

Investor Class (WPVLX)

Short Duration Income Fund

Institutional Class (WEFIX)

Investor Class (WSHNX)

Ultra Short Government Fund (SAFEX)

Value Fund

Institutional Class (WVAIX)

Investor Class (WVALX)

The first paragraph under the “Investment Adviser” sub-section of the “Investment Advisory and Other Services” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Weitz Inc., a Nebraska corporation whose stock is primarily owned by Andrew S. Weitz, is the investment adviser for each of the Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.